TruPS Financials Note Securitization 2016-1 Ltd

Report to:

TruPS Financials Note Securitization 2016-1 Ltd

14 July 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures

TruPS Financials Note Securitization 2016-1 Ltd

c/o Walkers Fiduciary Limited

27 Hospital Road, George Town

Grand Cayman KY1-9008

Cayman Islands

Re: TruPS Financials Note Securitization 2016-1 Ltd

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report, EJF Capital LLC, and Merrill Lynch, Pierce, Fenner & Smith Incorporated (collectively, the “Specified Parties”) solely to assist TruPS Financials Note Securitization 2016-1 Ltd (the “Issuer”) in evaluating the accuracy of certain information with respect to the portfolio of senior notes, surplus notes, insurance trust preferred securities and bank trust preferred securities (the “Collateral Obligations”) listed on electronic data files and related decodes prepared by EJF Capital LLC (“EJF”), on behalf of the Issuer, in relation to the preliminary offering memorandum dated 11 July 2016 (the “Preliminary Offering Memorandum”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Preliminary Offering Memorandum.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, EJF, on behalf of the Issuer, provided us with the following information:

a.

Electronic data files and related decodes that contain information on the Collateral Obligations as of 30 June 2016 (the “Pricing Data Files Cut-off Date”), as subsequently adjusted and updated as described in Attachment A, certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.

A copy of the Preliminary Offering Memorandum,

c.

Copies of certain broker statements of EJF which show the purchase of certain Collateral Obligations (each, a “Broker Statement”),

d.

Copies of certain Collateral Obligations’ executed and draft indentures (each, a “Collateral Indenture”),

TruPS Financials Note Securitization 2016-1 Ltd

e.

A copy of certain Collateral Obligation’s executed offering circular (the “Collateral Offering Circular”),

f.

Copies of certain Collateral Obligations’ declaration of trust (each, a “Declaration of Trust”),

g.

Copies of organization charts or other legal documents for certain Collateral Obligations (each, an “Organization Chart”) and

h.

Instructions, assumptions and methodologies (the “Assumptions”), which we summarized on the attached Exhibit 2 of Attachment A.

The information provided by EJF, on behalf of the Issuer, is referred to herein as the “Source Documents.”

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Data Files (as defined on Attachment A). The Issuer is responsible for the Pricing Data Files (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Data Files (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Preliminary Offering Memorandum, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Preliminary Offering Memorandum, (e) the accuracy of the information obtained from Moody’s Investors Service or their website (“Moody’s”), (f) the accuracy of the information obtained from A.M. Best Company or their website (“A.M. Best”), (g) the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and information provided to us by EJF, on behalf of the Issuer or (h) the accuracy of the information obtained from a third party data, news and analytics vendor (the “Data Vendor”). This report does not constitute a legal determination as to the Issuer’s compliance with the Preliminary Offering Memorandum’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

TruPS Financials Note Securitization 2016-1 Ltd

This agreed-upon procedures engagement was not conducted for the purpose of:

a.

Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or

b.

Making any findings with respect to:

i.

Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.

The value of the collateral securing the Collateral Obligations,

iii.

Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

14 July 2016

Attachment A

Background

For the purpose of the procedures described in this Attachment A, the Preliminary Offering Memorandum relates to the offering of the Issuer’s and TruPS Financials Note Securitization 2016-1 LLC’s (the “Co-Issuer” and, together with the Issuer, the “Co-Issuers”) Class A Senior Secured Floating Rate Notes (the “Class A Notes”). Concurrently with the offering of the Class A Notes, the Issuer is expected to issue the Class B Mezzanine Deferrable Floating Rate Notes (the “Class B Notes” and, together with the Class A Notes, the “Notes”) and the Preferred Shares (the “Preferred Shares”).

EJF, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Data Files (as defined herein) were the Collateral Obligations the Issuer is expected to purchase on the Closing Date (as defined in the Preliminary Offering Memorandum) and will be managed by TFINS Manager LLC, an affiliate of EJF, (the “Collateral Manager”) from and after the Closing Date (as defined in the Preliminary Offering Memorandum). Furthermore, EJF, on behalf of the Issuer, indicated that the Collateral Obligations ultimately purchased by the Issuer on the Closing Date (as defined in the Preliminary Offering Memorandum) may not include all of the Collateral Obligations listed on the Pricing Data Files (as defined herein) and may include other Senior Notes, Surplus Notes, Insurance Trust Preferred Securities and Bank Trust Preferred Securities acquired after the Pricing Data Files Cut-off Date. We performed no procedures regarding the accuracy or validity of the EJF’s representation regarding the portfolio of Senior Notes, Surplus Notes, Insurance Trust Preferred Securities and Bank Trust Preferred Securities that ultimately will be purchased by the Issuer on the Closing Date (as defined in the Preliminary Offering Memorandum). The procedures we performed were limited to comparing certain information of the Collateral Obligations on the Pricing Data Files (as defined herein).

Attachment A

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.

We obtained from EJF, on behalf of the Issuer, electronic data files and related decodes containing information on the Collateral Obligations as of the Pricing Data Files Cut-off Date. We compared the Characteristics indicated below, as shown on these electronic data files, to the corresponding information on the Source Documents and Data Sources (as defined herein) as indicated below and EJF adjusted the information on these electronic data files to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Pricing Data Files.”

2.

For each Collateral Obligation listed on Exhibit 1 to Attachment A, except as noted on Exhibit 2 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Data Files Cut-off Date using certain Assumptions in Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendor, (b) A.M. Best, (c) Moody’s, (d) Collateral Indenture, (e) Broker Statements, (f) Collateral Offering Circular, (g) Declaration of Trust and (h) Organization Charts. Where more than one Data Source is listed for a Characteristic, EJF, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Data Files for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources

Operating Company Name (labeled as “Operating”)	Collateral Indenture, A.M. Best, Organization Charts, Data Vendor
Parent Company Name (labeled as “Holding Company”)	Collateral Indenture, A.M. Best, Organization Charts, Collateral Offering Circular, Declaration of Trust, Data Vendor

Type of Company (labeled as “Type of Company”)	A.M. Best, Moody’s, Organization Charts, Collateral Indenture

Attachment A

2. (Continued)

Characteristics	Data Sources

Ticker[1] (labeled as “Ticker”)	A.M. Best, Data Vendor

Type of Security (labeled as “Security Type”)	Collateral Indenture, Collateral Offering Circular, Declaration of Trust

Notional Amount (labeled as “Notional”)	Collateral Indenture, Broker Statements

Maturity (labeled as “Maturity”)	Collateral Indenture, Collateral Offering Circular, Declaration of Trust

Coupon Type (labeled as “Fixed/Floating”)	Collateral Indenture, Collateral Offering Circular, Declaration of Trust

Spread (labeled as “Libor Spread” for Floating Rate Obligations and “Coupon” for Fixed Rate Obligation”)	Collateral Indenture, Collateral Offering Circular, Declaration of Trust

Operating Company Region (labeled as “Operating Company Region”)	Collateral Indenture, A.M. Best, Moody’s, Organization Charts, Collateral Offering Circular, Declaration of Trust, Data Vendor

Parent Company Region (labeled as “Holding Company Region”)	Collateral Indenture, A.M. Best, Organization Charts, Collateral Offering Circular, Declaration of Trust
Holding Company-Issuer Credit Rating (“ICR”)[1] (labeled as “AM Best Ratings – Holding Co Parent / Long Term ICR”)	A.M. Best, Organization Chart

Holding Company-ICR Outlook[1] (labeled as “AM Best Ratings – Holding Co Parent / Outlook”)	A.M. Best, Organization Chart

_____________

1 Only for those Collateral Obligations for which the information of the Characteristic was disclosed on Exhibit 1 of Attachment A.

Attachment A

2. (Continued)

Characteristics	Data Sources

Holding Company-Financial Strength[1] (labeled as “AM Best Ratings – Holding Co Parent / Financial Strength”)	A.M. Best, Organization Chart

Holding Company-Financial Strength Outlook[1] (labeled as “AM Best Ratings – Holding Co Parent / Outlook”)	A.M. Best, Organization Chart

Operating Company-ICR[1] (labeled as “AM Best Ratings – Operating / Long Term ICR”)	A.M. Best, Organization Chart

Operating Company-ICR Outlook[1] (labeled as “AM Best Ratings – Operating / Outlook”)	A.M. Best, Organization Chart

Operating Company-Financial Strength[1] (labeled as “AM Best Ratings – Operating / Financial Strength”)	A.M. Best, Organization Chart

Operating Company-Financial Strength Outlook[1] (labeled as “AM Best Ratings – Operating / Outlook”)	A.M. Best, Organization Chart

Intermediate Holding Company-ICR[1] (labeled as “AM Best Ratings- Intermediate Holding Co. / Long Term ICR”)	A.M. Best

Intermediate Holding Company Outlook[1] (labeled as “AM Best Ratings – Intermediate Holding Co. / Outlook ”)	A.M. Best

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within +/- 30 days or less.

We performed no other procedures on any other information on Exhibit 1 to Attachment A.

_____________

1 Only for those Collateral Obligations for which the information of the Characteristic was disclosed on Exhibit 1 of Attachment A.

Exhibit 1 to Attachment A

Certain information from the Pricing Data Files

(refer to Items 1. and 2.)

Operating	Holding Company	Type of Company		Ticker		Security Type		Notional
1st Summit Bank	1st Summit Bancorp of Johnstown, Inc.	Bank		FSMK		Trust Preferred		$ 3,000,000.00
American Equity Investment Life Insurance Company	American Equity Investment Life Holding Company	Life & Health		AEL	A	Trust Preferred		$ 4,500,000.00
American Federal Bank	American Federal Corporation	Bank				Trust Preferred		$ 6,000,000.00
American Summit Insurance Company	Hilltop Holdings Inc	Property & Casualty		HTH		Surplus Notes		$ 7,500,000.00
Ameris Bank	Ameris Bancorp	Bank		ABCB		Trust Preferred		$ 3,930,000.00	A
Argo Group US, Inc.	Argo Group International Holdings, Ltd.	Property & Casualty		AGII		Trust Preferred		$ 10,100,000.00
Atlantic American Corporation	Atlantic American Corporation	Life & Health		AAME		Trust Preferred		$ 4,500,000.00	A
Atlantic American Corporation	Atlantic American Corporation	Life & Health		AAME		Trust Preferred		$ 5,600,000.00
Bank of Blue Valley	Blue Valley Ban Corp.	Bank		BVBC	A	Trust Preferred		$ 7,500,000.00
Beal Bank, SSB	Beal Financial Corporation	Bank				Trust Preferred		$ 10,000,000.00	A
Bremer Bank, NA	Bremer Financial Corporation	Bank				Trust Preferred		$ 10,100,000.00
Builders Insurance (A Mutual Captive Company)	Builders Insurance (A Mutual Captive Company)	Property & Casualty				Surplus Notes		$ 4,500,000.00
Burlington Insurance Group, Inc.	IFG Companies	Property & Casualty				Trust Preferred		$ 4,500,000.00	A
Burlington Insurance Group, Inc.	IFG Companies	Property & Casualty				Trust Preferred		$ 5,600,000.00
Capital Bank Corporation	Capital Bank Financial Corp.	Bank		CBF	A	Trust Preferred		$ 10,000,000.00	A
Capital City Bank	Capital City Bancshares, Inc.	Bank				Trust Preferred		$ 3,750,000.00
Century-National Insurance Company	Kramer-Wilson Company, Inc.	Property & Casualty				Trust Preferred		$ 500,000.00
Century-National Insurance Company	Kramer-Wilson Company, Inc.	Property & Casualty				Trust Preferred		$ 9,000,000.00
Columbia Mutual Insurance Company	Columbia Mutual Insurance Company	Property & Casualty				Surplus Notes		$ 4,500,000.00
Columbia Mutual Insurance Company	Columbia Mutual Insurance Company	Property & Casualty				Surplus Notes		$ 5,000,000.00
DNB First, NA	DNB Financial Corporation	Bank		DNBF		Trust Preferred		$ 5,000,000.00	A
ETB Holdings, Inc.	E*TRADE Financial Corporation	Bank		ETFC	A	Trust Preferred		$ 10,100,000.00
Falcon International Bank	Falcon Bancshares, Inc.	Bank				Trust Preferred		$ 10,000,000.00
Farmers State Bank	FSB Financial Services, Inc.	Bank				Trust Preferred		$ 4,000,000.00
FinCor Holdings, Inc	Medical Professional Mutual Insurance Company	Property & Casualty				Trust Preferred		$ 1,500,000.00
First State Bank	First State Banking Corporation	Bank				Trust Preferred		$ 3,000,000.00
Flushing Bank	Flushing Financial Corporation	Bank		FFIC	A	Trust Preferred		$ 10,000,000.00
Grange Mutual Casualty Company	Grange Mutual Casualty Company	Property & Casualty				Surplus Notes		$ 9,500,000.00
GuideOne Mutual Insurance Company	GuideOne Mutual Insurance Company	Property & Casualty				Surplus Notes		$ 9,500,000.00
HealthMarkets Group	Healthmarkets, Inc.	Life & Health				Trust Preferred		$ 4,500,000.00	A
Inwood National Bank	Inwood Bancshares, Inc.	Bank				Trust Preferred		$ 10,100,000.00
Lancer Insurance Company	Lancer Financial Group, Inc.	Property & Casualty				Trust Preferred		$ 4,500,000.00	A
Lancer Insurance Company	Lancer Financial Group, Inc.	Property & Casualty				Trust Preferred		$ 3,600,000.00
Lancer Insurance Company	Lancer Financial Group, Inc.	Property & Casualty				Surplus Notes		$ 2,000,000.00
Liberty Bank and Trust Company	Liberty Financial Services, Inc.	Bank				Trust Preferred		$ 3,000,000.00
Lincoln Heritage Life Insurance Company	Londen Insurance Group, Inc.	Life & Health				Trust Preferred		$ 4,500,000.00
Meadowbrook Insurance Group, Inc.	Fosun International Holdings Ltd	Property & Casualty		MIG		Senior Notes		$ 2,500,000.00	A
Meadowbrook Insurance Group, Inc.	Fosun International Holdings Ltd	Property & Casualty		MIG	A	Trust Preferred		$ 7,600,000.00
Mercantil Commercebank Holding Corporation	Mercantil Commercebank Holding Corporation	Bank				Trust Preferred		$ 8,000,000.00
Mutual of Enumclaw Insurance Company	Mutual of Enumclaw Insurance Company	Property & Casualty				Surplus Notes		$ 500,000.00
Mutual of Enumclaw Insurance Company	Mutual of Enumclaw Insurance Company	Property & Casualty	A			Surplus Notes	A	$ 9,000,000.00	A

Operating	Holding Company	Type of Company		Ticker		Security Type		Notional
National Grange Mutual Insurance Company	Main Street America Group Mutual Holdings, Inc.	Property & Casualty				Surplus Notes		$ 4,500,000.00	A
National Grange Mutual Insurance Company	Main Street America Group Mutual Holdings, Inc.	Property & Casualty				Surplus Notes		$ 5,600,000.00
National Lloyds Insurance Company	Hilltop Holdings Inc.	Property & Casualty		HTH		Surplus Notes		$ 500,000.00
National Lloyds Insurance Company	Hilltop Holdings Inc.	Property & Casualty		HTH		Surplus Notes		$ 9,000,000.00
Novae Group Plc	Novae Group Plc	Property & Casualty		NVA	A	Senior Notes		$ 4,500,000.00
Ohio Indemnity Company	Fenist, LLC	Property & Casualty				Trust Preferred		$ 4,500,000.00
Pennsylvania National Mutual Casualty Insurance Company	Pennsylvania National Mutual Casualty Insurance Company	Property & Casualty				Surplus Notes		$ 2,500,000.00
R.V.I. America Insurance Company	Quantum Partners LP	Property & Casualty				Trust Preferred		$ 4,500,000.00
Republic Bank	Republic First Bancorp, Inc.	Bank		FRBK		Trust Preferred		$ 5,000,000.00	A
Republic Bank	Republic First Bancorp, Inc.	Bank		FRBK		Trust Preferred		$ 5,100,000.00
Republic Companies, Inc.	AmTrust Financial Services, Inc.	Property & Casualty		AFSI		Trust Preferred		$ 500,000.00	A
Republic Companies, Inc.	AmTrust Financial Services, Inc.	Property & Casualty		AFSI	A	Trust Preferred		$ 9,600,000.00
Shamrock Bank, NA	Shamrock Bancshares, Inc.	Bank				Trust Preferred		$ 5,000,000.00	A
Silvergate Bank	Silvergate Capital Corporation	Bank				Trust Preferred		$ 10,100,000.00
State National Insurance Company, Inc.	State National Companies, Inc.	Property & Casualty		SNC		Trust Preferred		$ 6,650,000.00
State National Insurance Company, Inc.	State National Companies, Inc.	Property & Casualty		SNC		Trust Preferred		$ 3,450,000.00
Tri Counties Bank	Trico Bancshares	Bank		TCBK		Trust Preferred		$ 6,000,000.00	A
Umpqua Bank	Umpqua Holding Corporation	Bank	A	UMPQ	A	Trust Preferred	A	$ 10,100,000.00

Operating	Fixed/Floating		LIBOR Spread		Coupon	Maturity	Operating Company Region	Holding Company Region
1st Summit Bank	Floating		3.25%		0.00%	4/24/2033	Region 1	Region 1
American Equity Investment Life Insurance Company	Floating		3.90%		0.00%	4/29/2034	National	National
American Federal Bank	Floating (6m)		3.75%		0.00%	7/25/2031	Region 3	Region 3
American Summit Insurance Company	Floating		4.05%		0.00%	4/29/2034	Region 4	Region 1
Ameris Bank	Floating		3.15%		0.00%	10/7/2033	Region 1	Region 1
Argo Group US, Inc.	Floating		4.10%		0.00%	5/15/2033	Region 4	Bermuda
Atlantic American Corporation	Floating		4.10%		0.00%	5/15/2033	National	National
Atlantic American Corporation	Floating		4.00%		0.00%	12/4/2032	National	National
Bank of Blue Valley	Floating		3.25%		0.00%	4/24/2033	Region 3	Region 3
Beal Bank, SSB	Floating		3.25%		0.00%	4/24/2033	Region 4	Region 4
Bremer Bank, NA	Floating		1.60%		0.00%	6/1/2036	Region 3	Region 3
Builders Insurance (A Mutual Captive Company)	Floating		4.00%		0.00%	12/4/2032	Region 1	Region 1
Burlington Insurance Group, Inc.	Floating		4.10%		0.00%	5/15/2033	Region 1	Region 1
Burlington Insurance Group, Inc.	Floating		4.00%		0.00%	12/4/2032	Region 1	Region 1
Capital Bank Corporation	Floating		1.65%		0.00%	6/15/2037	Region 1	Region 1
Capital City Bank	Floating		3.45%		0.00%	6/26/2032	Region 3	Region 3
Century-National Insurance Company	Floating		3.95%		0.00%	9/30/2033	Region 5	Region 1
Century-National Insurance Company	Floating		3.95%		0.00%	10/29/2033	Region 5	Region 1
Columbia Mutual Insurance Company	Floating		4.00%		0.00%	12/4/2032	Region 3	Region 3
Columbia Mutual Insurance Company	Floating		4.10%		0.00%	5/15/2033	Region 3	Region 3
DNB First, NA	Floating (6m)		3.75%		0.00%	7/25/2031	Region 1	Region 1
ETB Holdings, Inc.	Floating (6m)		3.75%		0.00%	7/25/2031	Region 1	Region 1
Falcon International Bank	Floating		3.25%		0.00%	4/24/2033	Region 4	Region 4
Farmers State Bank	Floating		3.25%		0.00%	4/7/2033	Region 3	Region 3
FinCor Holdings, Inc	Floating		3.80%		0.00%	4/29/2034	Region 2	Region 1
First State Bank	Floating		3.25%		0.00%	4/24/2033	Region 4	Region 4
Flushing Bank	Floating		1.41%		0.00%	9/1/2037	Region 1	Region 1
Grange Mutual Casualty Company	Floating		3.95%		0.00%	10/29/2033	Region 2	Region 2
GuideOne Mutual Insurance Company	Floating		4.10%		0.00%	5/15/2033	Region 3	Region 3
HealthMarkets Group	Floating		3.50%		0.00%	4/29/2034	National	National
Inwood National Bank	Floating		3.25%		0.00%	4/24/2033	Region 4	Region 4
Lancer Insurance Company	Floating		4.10%		0.00%	5/15/2033	Region 2	Region 1
Lancer Insurance Company	Floating		3.95%		0.00%	10/29/2033	Region 2	Region 1
Lancer Insurance Company	Floating (6m)		3.90%		0.00%	9/30/2033	Region 2	Region 1
Liberty Bank and Trust Company	Floating		1.88%		0.00%	7/1/2037	Region 4	Region 4
Lincoln Heritage Life Insurance Company	Floating		4.10%		0.00%	5/15/2033	National	National
Meadowbrook Insurance Group, Inc.	Floating		4.00%		0.00%	4/29/2034	Region 2	BVI
Meadowbrook Insurance Group, Inc.	Floating		4.10%		0.00%	5/15/2033	Region 2	BVI
Mercantil Commercebank Holding Corporation	Floating		3.25%		0.00%	4/24/2033	Region 1	Region 1
Mutual of Enumclaw Insurance Company	Floating		3.95%		0.00%	10/29/2033	Region 5	Region 5
Mutual of Enumclaw Insurance Company	Floating	A	3.85%	A	0.00%	10/29/2033	Region 5	Region 5	A

Operating	Fixed/Floating		LIBOR Spread		Coupon		Maturity	Operating Company Region	Holding Company Region
National Grange Mutual Insurance Company	Floating		4.10%		0.00%		5/15/2033	Region 1	Region 1
National Grange Mutual Insurance Company	Floating		4.00%		0.00%		12/4/2032	Region 1	Region 1
National Lloyds Insurance Company	Floating		4.10%		0.00%		5/15/2033	Region 4	Region 1
National Lloyds Insurance Company	Floating		4.05%		0.00%		9/30/2033	Region 4	Region 1
Novae Group Plc	Floating		3.50%		0.00%		6/30/2034	United Kingdom	United Kingdom
Ohio Indemnity Company	Floating		4.00%	A	0.00%		12/4/2032	Region 2	Region 2
Pennsylvania National Mutual Casualty Insurance Company	Fixed				9.50%	A	4/30/2034	Region 1	Region 1
R.V.I. America Insurance Company	Floating		4.00%		0.00%		12/4/2032	Region 1	Cayman Islands
Republic Bank	Floating		1.55%		0.00%		9/1/2037	Region 1	Region 1
Republic Bank	Floating		1.73%		0.00%		3/1/2037	Region 1	Region 1
Republic Companies, Inc.	Floating		4.00%		0.00%		9/30/2033	Region 4	Region 1
Republic Companies, Inc.	Floating		3.85%		0.00%		10/29/2033	Region 4	Region 1
Shamrock Bank, NA	Floating		3.15%		0.00%		7/7/2033	Region 4	Region 4
Silvergate Bank	Floating (6m)		3.75%		0.00%		7/25/2031	Region 5	Region 1
State National Insurance Company, Inc.	Floating		4.00%		0.00%		12/4/2032	Region 4	Region 4
State National Insurance Company, Inc.	Floating		3.80%		0.00%		5/24/2034	Region 4	Region 4
Tri Counties Bank	Floating		3.25%		0.00%		4/7/2033	Region 5	Region 5
Umpqua Bank	Floating (6m)	A	3.75%	A	0.00%		7/25/2031	Region 5	Region 5	A

		AM Best Ratings - Holding Co Parent						AM Best Ratings - Operating Operating
Operating		Long Term ICR	Outlook		Financial Strength	Outlook		Long Term ICR		Outlook	Financial Strength	Outlook
1st Summit Bank
American Equity Investment Life Insurance Company		bbb-	Stable	A	NR	NR		A	a-	Stable	A-	Stable
American Federal Bank
American Summit Insurance Company		NR	NR		NR	NR		A	a	Stable	A	Stable
Ameris Bank
Argo Group US, Inc.		bbb	Stable	A	NR	NR			a	Stable	A	Stable
Atlantic American Corporation		NR	NR		NR	NR			a-	Stable	A-	Stable
Atlantic American Corporation		NR	NR		NR	NR		A	a-	Stable	A-	Stable
Bank of Blue Valley
Beal Bank, SSB
Bremer Bank, NA
Builders Insurance (A Mutual Captive Company)		a-	Positive	A	A-	Positive	A		a-	Positive	A-	Positive
Burlington Insurance Group, Inc.		NR	NR		NR	NR			a	Positive	A	Stable
Burlington Insurance Group, Inc.		NR	NR		NR	NR		A	a	Positive	A	Stable
Capital Bank Corporation
Capital City Bank
Century-National Insurance Company		NR	NR		NR	NR			a-	Stable	A-	Stable
Century-National Insurance Company		NR	NR		NR	NR			a-	Stable	A-	Stable
Columbia Mutual Insurance Company		a-	Stable		A-	Stable			a-	Stable	A-	Stable
Columbia Mutual Insurance Company		a-	Stable	A	A-	Stable	A	A	a-	Stable	A-	Stable
DNB First, NA
ETB Holdings, Inc.
Falcon International Bank
Farmers State Bank
FinCor Holdings, Inc		a	Stable	A	A	Stable	A		a-	Stable	A-	Stable
First State Bank
Flushing Bank
Grange Mutual Casualty Company		a+	Stable		A	Stable			a+	Stable	A	Stable
GuideOne Mutual Insurance Company		a	Stable		A	Stable	A	A	a	Stable	A	Stable
HealthMarkets Group		bb	Stable	A	NR	NR			NR	NR	NR	NR
Inwood National Bank
Lancer Insurance Company		NR	NR		NR	NR			a-	Stable	A-	Stable
Lancer Insurance Company		NR	NR		NR	NR			a-	Stable	A-	Stable
Lancer Insurance Company		NR	NR		NR	NR		A	a-	Stable	A-	Stable
Liberty Bank and Trust Company
Lincoln Heritage Life Insurance Company		NR	NR		NR	NR			a-	Stable	A-	Stable
Meadowbrook Insurance Group, Inc.		NR	NR		NR	NR			bbb+	Stable	B++	Stable
Meadowbrook Insurance Group, Inc.		NR	NR		NR	NR		A	bbb+	Stable	B++	Stable
Mercantil Commercebank Holding Corporation
Mutual of Enumclaw Insurance Company	A	a-	Stable	A	A-	Stable	A	A	a-	Stable	A-	Stable

		AM Best Ratings - Holding Co Parent						AM Best Ratings - Operating Operating
Operating		Long Term ICR	Outlook		Financial Strength	Outlook		Long Term ICR		Outlook	Financial Strength	Outlook
Mutual of Enumclaw Insurance Company		a-	Stable	A	A-	Stable	A		a-	Stable	A-	Stable
National Grange Mutual Insurance Company		NR	NR		NR	NR			a+	Stable	A	Stable
National Grange Mutual Insurance Company		NR	NR		NR	NR			a+	Stable	A	Stable
National Lloyds Insurance Company		NR	NR		NR	NR			a	Stable	A	Stable
National Lloyds Insurance Company		NR	NR		NR	NR		A	a	Stable	A	Stable
Novae Group Plc		NR	NR		NR	NR			NR	NR	NR	NR
Ohio Indemnity Company		NR	NR		NR	NR			a-	Stable	A-	Stable
Pennsylvania National Mutual Casualty Insurance Company		a-	Stable	A	A-	Stable	A		a-	Stable	A-	Stable
R.V.I. America Insurance Company		NR	NR		NR	NR		A	a-	Stable	A-	Stable
Republic Bank
Republic Bank
Republic Companies, Inc.		bbb	Stable		NR	NR			a	Stable	a	Stable
Republic Companies, Inc.		bbb	Stable	A	NR	NR		A	a	Stable	a	Stable
Shamrock Bank, NA
Silvergate Bank
State National Insurance Company, Inc.		bbb	Stable		NR	NR			a	Stable	A	Stable
State National Insurance Company, Inc.		bbb	Stable	A	NR	NR		A	a	Stable	A	Stable
Tri Counties Bank
Umpqua Bank	A

AM Best Ratings - Intermediate Holding Co
Operating		Long Term ICR	Outlook
1st Summit Bank
American Equity Investment Life Insurance Company
American Federal Bank
American Summit Insurance Company
Ameris Bank
Argo Group US, Inc.
Atlantic American Corporation		bbb-	Stable
Atlantic American Corporation		bbb-	Stable	A
Bank of Blue Valley
Beal Bank, SSB
Bremer Bank, NA
Builders Insurance (A Mutual Captive Company)
Burlington Insurance Group, Inc.
Burlington Insurance Group, Inc.
Capital Bank Corporation
Capital City Bank
Century-National Insurance Company
Century-National Insurance Company
Columbia Mutual Insurance Company
Columbia Mutual Insurance Company
DNB First, NA
ETB Holdings, Inc.
Falcon International Bank
Farmers State Bank
FinCor Holdings, Inc
First State Bank
Flushing Bank
Grange Mutual Casualty Company
GuideOne Mutual Insurance Company
HealthMarkets Group
Inwood National Bank
Lancer Insurance Company
Lancer Insurance Company
Lancer Insurance Company
Liberty Bank and Trust Company
Lincoln Heritage Life Insurance Company
Meadowbrook Insurance Group, Inc.
Meadowbrook Insurance Group, Inc.
Mercantil Commercebank Holding Corporation	A

AM Best Ratings - Intermediate Holding Co
Operating		Long Term ICR	Outlook
Mutual of Enumclaw Insurance Company
Mutual of Enumclaw Insurance Company
National Grange Mutual Insurance Company
National Grange Mutual Insurance Company
National Lloyds Insurance Company
National Lloyds Insurance Company
Novae Group Plc
Ohio Indemnity Company
Pennsylvania National Mutual Casualty Insurance Company
R.V.I. America Insurance Company
Republic Bank
Republic Bank
Republic Companies, Inc.
Republic Companies, Inc.
Shamrock Bank, NA
Silvergate Bank
State National Insurance Company, Inc.
State National Insurance Company, Inc.
Tri Counties Bank
Umpqua Bank	A

Exhibit 2 to Attachment A

Assumptions

(refer to Item 2.)

1.

EJF, on behalf of the Issuer, indicated that the Collateral Obligations with the term “Floating Rate Junior Subordinated Deferrable Interest Debentures” as shown on the respective Collateral Indentures, should be considered as Trust Preferred Securities with regard to the Type of Security Characteristic (labeled as “Type of Security” as shown on Exhibit 1 to Attachment A).

2.

The ultimate parent company of the Collateral Obligation identified as “Atlantic American Corporation” on Exhibit 1 to Attachment A is “Harriett Robinson and Family,” as shown in the Organization Chart Data Source. EJF, on behalf of the Issuer, indicated that the rating of Harriett Robinson and Family should be used when comparing the rating and related information of the holding company.

3.

EJF, on behalf of the Issuer, indicated that there were no prepayments, sales or amortizations on the Collateral Obligations subsequent to the closing dates as noted on the respective Collateral Indenture.

4.

EJF, on behalf of the Issuer, indicated that for the purpose of comparing the Type of Company Characteristic, “Life & Health” should be considered the same as “Life, Annuity & Accident.”

5.

EJF, on behalf of the Issuer, indicated that for the purpose of comparing the Type of Company Characteristic, “Bank” should be considered the same as “savings and loan holding company.”

Exhibit 2 to Attachment A

6.

EJF, on behalf of the Issuer, provided Data Sources for the Collateral Obligations listed below with the corresponding Notional Amounts greater than the amounts allocated to the Issuer, labeled as “Notional” on Exhibit 1 to Attachment A, and listed below.

Collateral Obligations	Notional
Argo Group US, Inc.	10,100,000.00
Atlantic American Corporation	5,600,000.00
Bremer Bank, NA	10,100,000.00
Burlington Insurance Group, Inc.	5,600,000.00
ETB Holdings, Inc.	10,100,000.00
Inwood National Bank	10,100,000.00
Lancer Insurance Company	3,600,000.00
Lancer Insurance Company	2,000,000.00
Meadowbrook Insurance Group, Inc.	7,600,000.00
National Grange Mutual Insurance Company	5,600,000.00
Republic Bank	5,100,000.00
Republic Companies, Inc.	9,600,000.00
Silvergate Bank	10,100,000.00
State National Insurance Company, Inc.	6,650,000.00
State National Insurance Company, Inc.	3,450,000.00
Umpqua Bank	10,100,000.00